Net Loss Per Share (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	Six Months Ended June 30, 2022
	Class A	Class B
Allocation of undistributed earnings	$(4,396)	$(31,510)
Weighted average number of shares outstanding, basic and diluted	279	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(15.76)	$(15.76)

	Six Months Ended June 30, 2021
	Class A	Class B
Allocation of undistributed earnings	$(41)	$(10,332)
Weighted average number of shares outstanding, basic and diluted	8	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(5.17)	$(5.17)

	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021
Net loss available to common shares	$(11,277)	$(27,241)	$(47,183)	$(37,614)
Basic and diluted weighted average number of Class A Common Stock	6,122	5,826	5,975	5,817
Basic and diluted net loss available to Class A Common Stock	$(1.84)	$(4.68)	$(7.90)	$(6.47)

	2021
	Class A	Class B
Allocation of undistributed earnings	$(368)	$(38,120)
Weighted average number of shares outstanding, basic and diluted	19	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(19.06)	$(19.06)

2020
Net loss	$(8,653)
Weighted average number of Class B common shares outstanding, basic and diluted	2,000
Basic and diluted net loss per share of Class B common stock	$(4.33)

Schedule of antidilutive and reduce the net loss per common stock
	Six Months Ended June 30,
	2022	2021
Series A preferred stock	8,000	8,000
2021 Bridge Debentures	6,596	3,272
2022 Bridge Debentures	6,899	—
Total warrants	3,281	3,535
Total stock options	5,106	4,448
Total antidilutive shares	29,882	19,255

	As of September 30,
	2022	2021
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
2022 Bridge Debentures	-	7,810,509
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	24,088,202

	2021	2020
Series A preferred stock	8,000	8,000
Convertible debentures	3,272	—
Total warrants	3,535	—
Total stock options	4,877	—
Total antidilutive shares	19,684	8,000